OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of other liabilities in statement of financial position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 405,935	$ 312,293
Transfers, new participants and funding of the plan	(2)	(6)
Total expense	36,093	39,086	$ 29,862
Remeasurements	36,907	67,601
Effect of changes in demographic assumptions	(545)	674
Effect of changes in financial assumptions	30,830	55,059
Effect of experience adjustments	6,622	11,868
Translation differences	(21,722)	12,228
Contributions paid	(24,563)	(25,267)
Net defined benefit liability (asset) - ending balance	432,648	405,935	$ 312,293
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	405,935
Net defined benefit liability (asset) - ending balance	$ 432,648	$ 405,935